Revenue from Unaffiliated Customers by Geographic Region (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 10,251	$ 9,779	$ 15,032
Taiwan
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	6,889	7,413	11,793
Hong Kong
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 3,362	$ 2,366	$ 3,239